Summary Of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2. Basis of Presentation and Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Active and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Unaudited Interim Financial Information

The accompanying consolidated balance sheet as of September 30, 2011, the consolidated statements of operations for the three and nine months ended September 30, 2011 and 2010 and consolidated statements of cash flows for the nine months ended September 30, 2011 and 2010 are unaudited. The unaudited consolidated interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company's financial condition and results of operations and cash flows for the three and nine months ended September 30, 2011 and 2010. The financial data and other information disclosed in these notes to the consolidated financial statements related to the three and nine months ended September 30, 2011 and 2010 are unaudited. The results of operations for the three and nine months ended September 30, 2011 are not necessarily indicative of the results to be expected for fiscal year 2011 or for any other interim period or for any other future year.

Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

The Company recognizes technology revenue primarily from registration fees and related hosting and implementation services. The Company also records revenue for marketing services. The Company recognizes revenue when a signed contract or other persuasive evidence of an arrangement exists, the services have been rendered, the fee is fixed or determinable, and collection of the resulting receivable is probable. The Company's arrangements do not contain general rights of return.

The Company assesses whether the fee is fixed or determinable, and collection is probable, at the time of the transaction. In determining whether the fee is fixed or determinable, the Company compares the payment terms of the transaction to its standard payment terms and whether payment is free of contingencies or significant uncertainties. If a significant portion of the fee is considered to have extended payment terms or the fee is subject to adjustment, the Company accounts for the fee as not being fixed or determinable and recognizes revenue as the payments become due. The Company assesses whether collection is probable based on a number of factors, including the customer's past transaction history and credit-worthiness. The Company does not request collateral from its customers. If the Company determines that collection of a fee is not probable, the Company defers the fee and recognizes revenue at the time collection becomes probable, which is generally upon receipt of cash.

The Company generally recognizes registration revenue when received, net of registration fees paid to event organizers, where the Company is acting as an agent of event organizers. Net registration revenue comprised 67% and 71% of total net revenue for the three months ended September 30, 2011 and 2010, respectively, and 69% and 73% for the nine months ended September 30, 2011 and 2010, respectively. In certain circumstances, the Company pre-purchases registrations from event organizers and bears the risks and rewards of ownership. Registration revenue associated with these transactions is recognized on a gross basis, as the Company is the primary obligor and bears inventory and credit risk. Cash collected in advance of the event is recorded as deferred revenue until the event occurs. Revenue recognized on a gross basis comprised 1% and 0% of total net revenue for the three months ended September 30, 2011 and 2010, respectively, and less than 1% and 0% for the nine months ended September 30, 2011 and 2010, respectively.

On January 1, 2011, the Company adopted the new accounting standard for multiple deliverable revenue arrangements which provides guidance on whether multiple deliverables exist, how the deliverables in an arrangement should be separated, and how the consideration should be allocated. This guidance requires an entity to allocate revenue in an arrangement using the "best estimate of selling price" ("BESP") of deliverables if it does not have vendor-specific objective evidence ("VSOE") of selling price based on historical stand-alone sales or third-party evidence ("TPE") of selling price. Due to the unique nature of some of the Company's multiple deliverable revenue arrangements, the Company may not be able to establish selling prices based on historical stand-alone sales using VSOE or TPE, therefore, the Company may use its best estimate to establish selling prices for these arrangements under the new accounting standard. The Company establishes its best estimates within a range of selling prices considering multiple factors including, but not limited to, factors such as customer base, size of transaction, available media inventory, pricing strategies and market conditions. The Company believes the use of the BESP allows revenue recognition in a manner consistent with the underlying economics of the transaction. The adoption of this amended standard did not have a significant impact on the Company's revenue recognition for multiple deliverable revenue arrangements.

Many customers who use the Company's hosting services or license its software also enter into separate professional services and training arrangements with the Company. In addition, certain of the Company's hosting agreements include up-front payments for implementation of hosting services. In determining whether professional services and implementation revenue should be accounted for separately, the Company evaluates (among other factors): the nature of the deliverables; whether they are ready for their intended use by the customer upon receipt; the nature of the implementation services; the availability of services from other vendors; whether the timing of payments for license revenue is coincident with performance of services and whether milestones or acceptance criteria exist that affect the realizability of the hosting or software license fee. For up-front and other revenues received for implementation services associated with hosting arrangements, the Company defers the related revenue and records revenue over the term of the hosting contract since the implementation and hosting do not have stand-alone value. For license and professional services that qualify for separate accounting, such as arrangements that involve off-the-shelf software, the services do not include significant alterations to the features and functionality of the software, the services are primarily comprised of implementation services and fair value exists for the undelivered elements, software revenue is generally recognized when the software is delivered and service revenue is recognized when the services are performed.

For license and professional service arrangements that do not qualify for separate accounting, such as arrangements that involve significant modification or customization of the software, arrangements that include milestones or customer specific acceptance criteria, or where payment for the software license is tied to the performance of professional services, software license revenue is generally recognized together with the professional services revenue when services have been rendered. Penalties from customers related to power outages or other technical disruptions are recognized in the period in which such amounts become known and are estimable as a reduction of revenue or an increase to cost of revenue. If the total estimated costs to complete a project exceed the total contract amount, indicating a loss, the entire anticipated loss is recognized currently. A majority of such arrangements are recognized together with the professional services.

Maintenance revenue consists of fees for providing software updates on a when-and-if available basis and technical support to software products ("post contract customer support" or "PCS"). Maintenance revenue is recognized ratably over the terms of the agreement.

Marketing service revenue consists of online and integrated field marketing campaigns and membership programs. The Company's online marketing services include online advertising, e-mail marketing and targeted newsletter promotions. Banner, button and e-mail advertisements are impression-based, with the revenue based on the number of times the advertisement is displayed or delivered over the contract period. Impression-based contract revenue is primarily recognized as the impression is displayed on the Company's web site or delivered by e-mail to the intended addressee. The Company's field marketing services include event promotions, sponsorships and sample placements and are defined contractually with individual customers. Field marketing revenue is recognized over the term of the contract or when revenue is earned based on the performance of services associated with a series of events. Revenue from membership programs is recognized over the term of the membership period.

Significant management judgments and estimates must be made in connection with determination of the revenue to be recognized in any accounting period. If the Company makes different judgments or utilized different estimates for any period, material differences in the amount and timing of revenue recognized could result.

Fair Value of Financial Instruments

Carrying amounts of the Company's financial instruments including accounts receivable, prepaid expenses and other current assets, accounts payable, registration fees payable and accrued liabilities approximate fair value due to their short maturities. Carrying amounts of the Company's acquisition related notes payable, term loans and line of credit approximate fair value as the interest rates on these instruments are primarily based on market rates of interest. The fair values of the Company's cash equivalents are detailed further in Note 4.

Concentration of Credit Risk

The Company's cash, cash equivalents and accounts receivable are potentially subject to concentration of credit risk. Cash and cash equivalents are deposited with financial institutions that management believes are creditworthy. As of September 30, 2011 and December 31, 2010, substantially all of the Company's cash has been invested in money market funds or non-interest bearing accounts. The Company performs ongoing credit evaluations of its customers' financial condition, and generally requires no collateral from its customers. The Company maintains an allowance for doubtful accounts receivable based on various factors, including the Company's review of credit profiles of its customers, contractual terms and conditions, current economic trends and historical payment experience (Note 5).

Cash and Cash Equivalents

The Company considers all highly liquid investment securities with remaining maturities at the date of purchase of three months or less to be cash equivalents. Management determines the appropriate classification of marketable securities at the time of purchase and evaluates such designation as of each balance sheet date.

Restricted Cash

At September 30, 2011 and December 31, 2010, the Company had $5 million of cash restricted from withdrawal and held by a bank as collateral for a credit facility (Note 11).

Accounts Receivable

Accounts receivable includes trade accounts receivables from the Company's customers and credit and debit card receivables due from third party financial institutions attributable to the Company's registration receivable process.

Inventories

Inventories are stated at the lower of cost or market on a first in, first out ("FIFO") basis. Inventories are comprised of purchases of registrations from event organizers for customer activities and events that are intended to be sold directly to end-user participants. The Company reviews its inventory for estimated excess inventory based on estimated future usage and sales. Inventory reserves are established based upon such judgments for any inventories that are identified as having a net realizable value less than their cost, which is further reduced by related selling expenses. Whenever inventory is written down, a new cost basis is established and the inventory is not subsequently written up if conditions improve.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally three to five years. Amortization of leasehold improvements is computed using the shorter of the estimated useful lives or the terms of their respective leases.

Capitalized Software Development Costs

Costs to develop internal use software are capitalized provided these costs are expected to be recoverable, and are amortized on a product-by-product basis using the straight line method over the estimated economic life of the application, which is generally two to five years, beginning when the asset is substantially ready for use. Costs incurred during the preliminary development stage, as well as maintenance and training costs are expensed as incurred. The Company capitalized software development costs of $4.4 million and $3.7 million for the three months ended September 30, 2011 and 2010, respectively, and $13.9 million and $12.2 million for the nine months ended September 30, 2011 and 2010, respectively. Amortization of internal software development costs is reflected in cost of revenue.

Goodwill

Goodwill is not amortized but instead is tested at least annually for impairment, or more frequently when events or changes in circumstances indicate that the assets might be impaired. The Company performs the impairment test annually during the fourth quarter. A two-step test is used to identify the potential impairment and to measure the amount of goodwill impairment, if any. The first step is to compare the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is considered not impaired; otherwise, goodwill is impaired and the loss is measured by performing step two. Under step two, the impairment loss is measured by comparing the implied fair value of the reporting unit goodwill with the carrying amount of goodwill. The guidance for goodwill and other intangible assets requires impairment testing based on reporting units. The Company periodically re-evaluates its business and has determined that it operates in two segments, which the Company considers its reporting units. Therefore, goodwill is tested at the reporting unit level.

For purposes of goodwill impairment testing, the Company estimates its fair value using generally accepted valuation methodologies, including market and income based approaches, and relevant data available through and as of the testing date. The market approach is a valuation method in which fair value is estimated based on observed prices in actual transactions and on asking prices for similar assets. Under the market approach, the valuation process is essentially that of comparison and correlation between the subject asset and other similar assets. The income approach is a method in which fair value is estimated based on the cash flows that an asset could be expected to generate over its useful life, including residual value cash flows. These cash flows are then discounted to their present value using a rate of return that accounts for the relative risk of not realizing the estimated annual cash flows and for the time value of money.

To date, the Company has determined that there has been no impairment of goodwill.

Impairment of Long-Lived Assets

The Company evaluates the recoverability of its long-lived assets which includes amortizable intangible and tangible assets in accordance with authoritative guidance on accounting for the impairment or disposal of long-lived assets. Acquired intangible assets with definite useful lives are amortized over their useful lives. The Company evaluates long-lived assets, other than goodwill, for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. The Company recognizes such impairment in the event the net book value of such assets exceeds their fair value. No long-lived assets impairment losses were incurred in the fiscal periods presented.

Registration Fees Payable

Registration fees payable represent the portion of the registration fees payable to event organizers, park and recreation department administrators, league administrators and other customers. Cash collected on behalf of customers is included in cash and cash equivalents prior to remitting the amounts owed to the Company's customers.

Stock-Based Compensation

The Company has stock incentive plans under which options to purchase common stock and restricted stock units have been granted to employees, consultants and directors. The stock options have been granted to employees with exercise prices equal to the fair value of the underlying stock. Prior to the IPO, the board of directors determined the value of the underlying stock by considering a number of factors, including historical and projected financial results, the risks the Company faced at the time, the preferences of the Company's preferred stock and the lack of liquidity of the Company's common stock. After the IPO, the fair value of common stock was determined using the quoted closing market price of the Company's common stock on the date of grant.

Under the Company's Employee Stock Purchase Plan (the "ESPP"), eligible officers and employees may purchase a limited amount of common stock at a discount to the market price in accordance with the terms of the plan as described in Note 16.

The Company can grant stock awards that contain certain performance conditions. The Company recognizes compensation cost for awards with performance conditions when the performance conditions have been determined and based upon the probability of that performance condition being met, net of an estimate for pre-vesting forfeitures.

The Company utilizes the Black-Scholes option pricing model as the most appropriate method for determining the estimated fair value of its share-based awards. The Black-Scholes model requires the use of highly subjective and complex assumptions which determine the fair value of share-based awards, including the option's expected term and the price volatility of the underlying stock. The Company estimates its expected term and the expected volatility of its common stock on the date of grant based on the average expected term and the average volatilities of similar publicly-traded entities. The fair value of the awards that are ultimately expected to vest is recognized over the requisite service periods on a straight-line basis in the Company's consolidated statements of operations. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Income Taxes

The Company makes certain estimates and judgments in determining income tax expense for financial statement purposes. These estimates and judgments occur in the calculation of certain tax assets and liabilities, which arise from differences in the timing of recognition of revenue and expense for tax and financial statement purposes.

The Company assesses the likelihood that it will be able to recover its deferred tax assets. The Company considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income and ongoing prudent and feasible tax planning strategies in assessing the need for the valuation allowance. If it is more likely than not that the Company will not recover its deferred tax assets, the Company will increase its provision for taxes by recording a valuation allowance against the deferred tax assets that it estimates will not ultimately be recoverable.

Advertising Expense

Advertising costs are expensed as they are incurred. The Company incurred advertising costs of approximately $0.8 million for the three months ended September 30, 2011 and 2010, respectively, and $2.6 million and $1.8 million for the nine months ended September 30, 2011 and 2010, respectively. Advertising costs are included in sales and marketing on the consolidated statements of operations.

Foreign Currency

The functional currency for the majority of the Company's foreign subsidiaries is the local currency. For those subsidiaries, the assets and liabilities are translated into U.S. dollars at exchange rates in effect at the balance sheet date. Income and expense items are translated at average exchange rates for the period. Certain foreign subsidiaries designate the U.S. dollar as the functional currency. For those subsidiaries, assets and liabilities denominated in foreign currency are remeasured into U.S. dollars at current exchange rates for monetary assets and liabilities and historical exchange rates for nonmonetary assets and liabilities. Foreign currency translation adjustments are included in accumulated other comprehensive income as a separate component of stockholders' equity (deficit) or in other income (expense) in the consolidated statements of operations.

Foreign currency exchange gains and losses are recorded in other income (expense), net. Foreign currency transaction gains and losses were $0 million and ($0.5) million for the three months ended September 30, 2011 and 2010, respectively, and ($0.1) million and $0.1 million for the nine months ended September 30, 2011 and 2010, respectively.

Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to revenue, expenses, gains and losses that under U.S. generally accepted accounting principles are recorded as an element of stockholders' equity (deficit) but are excluded from net loss. The Company's other comprehensive loss consists of foreign currency translation adjustments from those subsidiaries not using the U.S. dollar as their functional currency. The Company has disclosed comprehensive loss as a component of stockholders' equity (deficit). Comprehensive loss consists of the following (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Net loss	$(1,432)	$(3,834)	$(6,845)	$(18,180)
Foreign currency translation	(2,720)	764	(1,548)	848

Total comprehensive loss	$(4,152)	$(3,070)	$(8,393)	$(17,332)

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board ("FASB") issued an amendment to increase the prominence of items reported in other comprehensive income. These amendments eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and require that all changes in stockholders' equity—except investments by, and distributions to, owners—be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, these amendments require that the Company present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. These new standards are effective for interim and annual periods beginning after December 15, 2011, and are to be applied retrospectively. These amended standards will affect the presentation of other comprehensive income but will not affect the Company's financial position or results of operations.

In September 2011, the FASB issued revised guidance to simplify how entities test goodwill for impairment. Under the revised guidance, entities have the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If, after assessing qualitative factors, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The updates are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted. The Company will adopt this revised guidance during the annual goodwill impairment test in the year ended December 31, 2012, and does not expect that the adoption will have a material effect on the Company's consolidated financial statements.

2. Summary of Significant Accounting Policies

Principles of Consolidation

The Consolidated Financial Statements include the accounts of Active and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company has evaluated all subsequent events through the filing date of its registration statement on Form S-1 with the Securities and Exchange Commission, to ensure that this filing includes appropriate disclosure of events both recognized in the financial statements as of December 31, 2010, and events which occurred subsequently, but were not recognized in the financial statements.

Basis of Presentation

The Company has incurred operating losses since inception and had an accumulated deficit of $248.1 million at December 31, 2010. The Company's ability to transition to attaining profitable operations is dependent upon achieving a level of revenues adequate to support the Company's cost structure. If events or circumstances occur such that the Company does not meet its operating plan as expected, the Company may be required to reduce certain spending related to employee compensation or other expenses to repay obligations as they become due, which could have an adverse effect on its ability to achieve its intended business objectives. Management believes its working capital resources will be sufficient to fund the Company's operations through at least December 31, 2011.

Use of Estimates

The preparation of the Consolidated Financial Statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

The Company recognizes registration revenue primarily from technology fees and related hosting and implementation services. The Company also records revenue for marketing services. The Company recognizes revenue when a signed contract or other persuasive evidence of an arrangement exists, the services have been rendered, the fee is fixed or determinable, and collection of the resulting receivable is probable. The Company's arrangements do not contain general rights of return.

The Company assesses whether the fee is fixed or determinable, and collection is probable, at the time of the transaction. In determining whether the fee is fixed or determinable, the Company compares the payment terms of the transaction to its standard payment terms and whether payment is free of contingencies or significant uncertainties. If a significant portion of the fee is considered to have extended payment terms or the fee is subject to adjustment, the Company accounts for the fee as not being fixed or determinable and recognizes revenue as the payments become due. The Company assesses whether collection is probable based on a number of factors, including the customer's past transaction history and credit-worthiness. The Company does not request collateral from its customers. If the Company determines that collection of a fee is not probable, the Company defers the fee and recognizes revenue at the time collection becomes probable, which is generally upon receipt of cash.

Registration revenue is recognized when received net of registration fees paid to event organizers. Net registration revenue comprised 59%, 72% and 71% of total net revenue for the years ended December 31, 2008, 2009, and 2010.

On January 1, 2011, the Company adopted the new accounting standard for multiple deliverable revenue arrangements which modifies the fair value requirements by allowing the use of "best estimate of selling price" ("BESP") in addition to vendor specific objective evidence ("VSOE") and third-party evidence ("TPE") for determining the selling price of a deliverable. For arrangements entered into after January 1, 2011, the Company uses its best estimate of selling price for each deliverable in an arrangement when VSOE or TPE of the selling price is not available. As such, the delivered items are separate units of accounting provided: (1) the delivered items have value to the customer on a stand-alone basis; and (2) if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered items are considered probable and substantially in control of the company.

For multiple deliverable revenue arrangements which qualify as separate units of accounting, consideration is allocated to each unit of accounting based on the relative fair value using BESP if VSOE or TPE of the selling price is not available. Due to the unique nature of some of the Company's multiple deliverable revenue arrangements, the Company may not be able to establish selling prices based on historical stand-alone sales or third-party evidence, therefore, the Company may determine the selling price for those arrangements using BESP under the new accounting standard. The Company establishes its best estimates within a range of selling prices considering multiple factors including, but not limited to, factors such as customer base, prices charged for similar offerings, pricing strategies and market conditions. The Company believes the use of the best estimates of selling price allows revenue recognition in a manner consistent with the underlying economics of the transaction. The adoption of this accounting standard did not have a significant impact on the Company's revenue recognition for multiple deliverable revenue arrangements.

If the Company determines that separate accounting cannot be applied, the Company defers the revenue for the entire arrangement until all elements have been delivered or recognizes revenue for all elements commensurate with the delivery of the other service elements over the term of the arrangement.

Many customers who use the Company's hosting services or license its software also enter into separate professional services and training arrangements with the Company. In addition, certain of the Company's hosting agreements include up-front payments for implementation of hosting services. In determining whether professional services and implementation revenue should be accounted for separately, the Company evaluates (among other factors): the nature of the deliverables; whether they are ready for their intended use by the customer upon receipt; the nature of the implementation services; the availability of services from other vendors; whether the timing of payments for license revenue is coincident with performance of services and whether milestones or acceptance criteria exist that affect the realizability of the hosting or software license fee. For up-front and other revenues received for implementation services associated with hosting arrangements, the Company defers the related revenue and records revenue over the term of the hosting contract since the implementation and hosting do not have stand-alone value.

For license and professional services that qualify for separate accounting, such as arrangements that involve off-the-shelf software, the services do not include significant alterations to the features and functionality of the software, the services are primarily comprised of implementation services and fair value exists for the undelivered elements, software revenue is generally recognized when the software is delivered and service revenue is recognized when the services are performed. For license and professional service arrangements that do not qualify for separate accounting, such as arrangements that involve significant modification or customization of the software, arrangements that include milestones or customer specific acceptance criteria, or where payment for the software license is tied to the performance of professional services, software license revenue is generally recognized together with the professional services revenue when services have been rendered. If the total estimated costs to complete a project exceed the total contract amount, indicating a loss, the entire anticipated loss is recognized currently. A majority of such arrangements are recognized together with the professional services.

First-year maintenance is typically sold with the related software license and renewed on an annual basis thereafter. Maintenance revenue is deferred and recognized ratably over the term of the maintenance and support period based on VSOE. The Company establishes VSOE based on the prices when sold separately.

Marketing service revenue consists of online and integrated field marketing campaigns. The Company's online marketing services include online advertising, e-mail marketing and targeted newsletter promotions. Banner, button and e-mail advertisements are impression-based, with the revenue based on the number of times the advertisement is displayed or delivered over the contract period. Impression-based contract revenue is primarily recognized as the impression is displayed on the Company's web site or delivered by e-mail to the intended addressee. The Company's field marketing services include event promotions, sponsorships and sample placements and are defined contractually with individual customers. Field marketing revenue is recognized over the term of the contract or when revenue is earned based on the performance of services associated with a series of events.

Significant management judgments and estimates must be made in connection with determination of the revenue to be recognized in any accounting period. If the Company makes different judgments or utilized different estimates for any period, material differences in the amount and timing of revenue recognized could result.

Fair Value of Financial Instruments

Carrying amounts of the Company's financial instruments including accounts receivable, prepaid expenses and other current assets, accounts payable and accrued liabilities approximate fair value due to their short maturities. Carrying amounts of the Company's acquisition related notes payable, term loans and line of credit approximate fair value as the interest rates on these instruments are primarily based on market rates of interest. The fair values of the Company's cash equivalents are detailed further in Note 4.

Concentration of Credit Risk

The Company's cash, cash equivalents and accounts receivable are potentially subject to concentration of credit risk. Cash and cash equivalents are deposited with financial institutions that management believes are creditworthy. As of December 31, 2009 and 2010 substantially all of the Company's cash has been invested in money market funds or non-interest bearing accounts. The Company performs ongoing credit evaluations of its customers' financial condition, and generally requires no collateral from its customers. The Company maintains an allowance for doubtful accounts receivable based on various factors, including the Company's review of credit profiles of its customers, contractual terms and conditions, current economic trends and historical payment experience (Note 5).

Cash and Cash Equivalents

The Company considers all highly liquid investment securities with remaining maturities at the date of purchase of three months or less to be cash equivalents. Management determines the appropriate classification of marketable securities at the time of purchase and evaluates such designation as of each balance sheet date.

Restricted Cash

At December 31, 2009 and 2010, the Company had $5 million of cash restricted from withdrawal and held by a bank as collateral for a credit facility (Note 11).

Accounts Receivable

Accounts receivable includes trade accounts receivables from the Company's customers and credit and debit card receivables due from third party financial institutions attributable to the Company's registration receivable process.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally three to five years. Amortization of leasehold improvements are computed using the shorter of the estimated useful lives or the terms of their respective leases.

Capitalized Software Development Costs

Costs to develop internal use software are capitalized provided these costs are expected to be recoverable, and are amortized on a product-by-product basis using the straight line method over the estimated economic life of the application, which is generally two to five years, beginning when the asset is substantially ready for use. Costs incurred during the preliminary development stage, as well as maintenance and training costs are expensed as incurred. The Company capitalized software and web development costs of $10.7 million, $14.6 million and $15.7 million for the years ended December 31, 2008, 2009 and 2010, respectively. Amortization of internal software development costs is reflected in cost of revenue.

Goodwill

Goodwill and intangible assets with indefinite useful lives are not amortized, but are tested for impairment at least annually or as circumstances indicate that their value may no longer be recoverable. The Company does not have intangible assets with indefinite useful lives other than goodwill. Goodwill impairment testing is a two-step process: first, the Company screens for impairment, and if any possible impairment exists, undertakes a second step of measuring such impairment. The Company generally performs its goodwill impairment test annually in its fourth fiscal quarter, and the last impairment test was completed on October 1, 2010. The guidance for goodwill and other intangible assets requires impairment testing based on reporting units. The Company periodically re-evaluates its business and has determined that it operates in two reportable segments, which the Company considers its reporting units. Therefore, goodwill was tested at the reporting unit level.

For purposes of goodwill impairment testing, the Company estimates its fair value using generally accepted valuation methodologies, including market and income based approaches, and relevant data available through and as of the testing date. The market approach is a valuation method in which fair value is estimated based on observed prices in actual transactions and on asking prices for similar assets. Under the market approach, the valuation process is essentially that of comparison and correlation between the subject asset and other similar assets. The income approach is a method in which fair value is estimated based on the cash flows that an asset could be expected to generate over its useful life, including residual value cash flows. These cash flows are then discounted to their present value using a rate of return that accounts for the relative risk of not realizing the estimated annual cash flows and for the time value of money.

To date, the Company has determined that there has been no impairment of goodwill.

The results of step one of the Company's annual goodwill impairment test for October 1, 2010 are as follows (in thousands):

	October 1, 2010
	Technology	Media & Marketing
Fair value of invested capital	$331,300	$81,000
Carrying value of invested capital	238,830	13,819

Excess of fair value over carrying value	$92,470	$67,181

Impairment of Long-Lived Assets

The Company evaluates the recoverability of its long-lived assets which includes amortizable intangible and tangible assets in accordance with authoritative guidance on accounting for the impairment or disposal of long-lived assets. Acquired intangible assets with definite useful lives are amortized over their useful lives. The Company evaluates long-lived assets, other than goodwill, for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. The Company recognizes such impairment in the event the net book value of such assets exceeds their fair value. No long-lived assets impairment losses were incurred in the fiscal years presented.

Registration Fees Payable

Registration fees payable represent the portion of the registration fees payable to event organizers, park and recreation department administrators, league administrators and other customers. Cash collected on behalf of customers is included in cash and equivalents prior to remitting the amounts owed to the company's customers.

Stock-Based Compensation

The Company has stock incentive plans under which options to purchase common stock have been granted to employees, consultants and directors. The stock options have been granted to employees with exercise prices equal to the fair value of the underlying stock, as determined by the board of directors on the date the equity award was granted. The board of directors determined the value of the underlying stock by considering a number of factors, including historical and projected financial results, the risks the Company faced at the time, the preferences of the Company's preferred stock and the lack of liquidity of the Company's common stock.

The Company utilizes the Black-Scholes option pricing model as the most appropriate method for determining the estimated fair value of its share-based awards. The Black-Scholes model requires the use of highly subjective and complex assumptions which determine the fair value of share-based awards, including the option's expected term and the price volatility of the underlying stock. The Company estimates its expected term and the expected volatility of its common stock on the date of grant based on the average expected term and the average volatilities of similar publicly-traded entities. The fair value of the awards that are ultimately expected to vest is recognized over the requisite service periods on a straight-line basis in the Company's Consolidated Statements of Operations. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Income Taxes

The Company makes certain estimates and judgments in determining income tax expense for financial statement purposes. These estimates and judgments occur in the calculation of certain tax assets and liabilities, which arise from differences in the timing of recognition of revenue and expense for tax and financial statement purposes.

The Company assesses the likelihood that it will be able to recover its deferred tax assets. The Company considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income and ongoing prudent and feasible tax planning strategies in assessing the need for the valuation allowance. If it is more likely than not that the Company will not recover its deferred tax assets, the Company will increase its provision for taxes by recording a valuation allowance against the deferred tax assets that it estimates will not ultimately be recoverable.

Advertising Expense

Advertising costs are expensed as they are incurred. The Company incurred advertising costs of approximately $0.5 million, $0.2 million and $0.4 million for the years ended December 31, 2008, 2009 and 2010, respectively. Advertising costs are included in sales and marketing on the consolidated statements of operations.

Foreign Currency

The functional currency for the majority of the Company's foreign subsidiaries is the local currency. For those subsidiaries, the assets and liabilities are translated into U.S. dollars at exchange rates in effect at the balance sheet date. Income and expense items are translated at average exchange rates for the period. Certain foreign subsidiaries designate the U.S. dollar as the functional currency. For those subsidiaries, assets and liabilities denominated in foreign currency are remeasured into U.S. dollars at current exchange rates for monetary assets and liabilities and historical exchange rates for nonmonetary assets and liabilities. Foreign currency translation adjustments are included in accumulated other comprehensive income (loss) as a separate component of stockholders' equity (deficit) or in other (expense) income in the Consolidated Statements of Operations.

Foreign currency exchange gains and losses are recorded in other income (expense), net. Foreign currency transaction gains and losses were $0.3 million, $(0.6) million and $0.3 million for the years ended December 31, 2008, 2009 and 2010, respectively.

Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under U.S. generally accepted accounting principles are recorded as an element of stockholders' equity (deficit) but are excluded from net loss. The Company's other comprehensive income (loss) consists of foreign currency translation adjustments from those subsidiaries not using the U.S. dollar as their functional currency. The Company has disclosed comprehensive loss as a component of stockholders' equity (deficit).

Recent Accounting Pronouncements

In January 2010, the FASB issued a new fair value accounting standard update, Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements . This update requires additional disclosures about (i) the different classes of assets and liabilities measured at fair value, (ii) the valuation techniques and inputs used, (iii) the activity in Level 3 fair value measurements, and (iv) the transfers between Levels 1, 2 and 3. This update is effective for interim and annual reporting periods beginning after December 15, 2009. The Company adopted this guidance in the first quarter of fiscal year 2010, and the adoption had no impact on its consolidated results of operation and financial condition.

In September 2009 the FASB issued new guidance for multiple-deliverable revenue arrangements and certain revenue arrangements that include software elements. This guidance modifies the requirements that must be met for an entity to recognize revenue from the sale of a delivered item that is part of a multiple-element arrangement when other items have not yet been delivered. This guidance eliminates the requirement that all undelivered elements must have either: i) VSOE or ii) third-party evidence (TPE), before an entity can recognize the portion of overall arrangement consideration that is attributable to items that already have been delivered. In the absence of VSOE or TPE of the standalone selling price for one or more delivered or undelivered elements in a multiple-element arrangement, entities will be required to estimate the selling prices of those elements. Overall arrangement consideration will be allocated to each element (both delivered and undelivered items) based on their relative selling prices, regardless of whether those selling prices are evidenced by VSOE or TPE or are based on the entity's estimated selling price. The residual method of allocating arrangement consideration has been eliminated. This guidance modifies the software revenue recognition guidance to exclude from its scope tangible products that contain both software and non-software components that function together to deliver a product's essential functionality. These new updates are effective for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted.

The Company prospectively adopted this guidance on January 1, 2011. The Company has applied this guidance to its revenue arrangements containing multiple deliverables that were entered into or significantly modified on or after January 1, 2011. The Company now allocates revenue consideration, excluding contingent consideration, based on the relative selling prices of the separate units of accounting contained within an arrangement containing multiple deliverables, which are not otherwise accounted for under guidance within Revenue Recognition – Software. Selling prices are determined using fair value, when available, or the Company's estimate of selling price when fair value is not available for a given unit of accounting. The adoption did not result in a material change in either the units of accounting or a change in the pattern or timing of revenue recognition. Additionally, the adoption of this standard did not have a material impact on the Company's financial condition, results of operations or cash flows and would not have had a material impact on the Company's historical financial statements.